Loans - Schedule Portfolio Segments and Classes of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real estate mortgage loans:
Total loans	$ 110,619	$ 113,388
Deduct:
Deferred loan fees, net	(124)	(147)
Allowance for loan losses	(1,726)	(1,718)	(2,276)
Undisbursed loan proceeds	(103)	(260)
Loans, net	108,666	111,263
One-to Four-Family Residential Real Estate Mortgage Loans [Member]
Real estate mortgage loans:
Total loans	52,708	59,976
Commercial Real Estate Mortgage Loans [Member]
Real estate mortgage loans:
Total loans	22,043	23,900
Multi-Family Real Estate Mortgage Loans [Member]
Real estate mortgage loans:
Total loans	10,622	3,363
Land and Construction Real Estate Mortgage Loans [Member]
Real estate mortgage loans:
Total loans	7,075	6,514
Commercial Loans [Member]
Real estate mortgage loans:
Total loans	16,773	17,358
Deduct:
Allowance for loan losses	(308)	(208)	(189)
Consumer Loans [Member]
Real estate mortgage loans:
Total loans	1,398	2,277
Deduct:
Allowance for loan losses	(9)	(10)	(13)
Real Estate Mortgage Loans [Member]
Real estate mortgage loans:
Total loans	92,448	93,753
Deduct:
Allowance for loan losses	$ (1,409)	$ (1,417)	$ (1,520)